Share-based compensation - Summary of compensation costs recognized (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Compensation costs
Compensation cost recognized	$ 5,413,000	$ 19,679,000	$ 5,072,000
Cost of revenues
Compensation costs
Compensation cost recognized	35,000	347,000	49,000
Research and development
Compensation costs
Compensation cost recognized	661,000	6,587,000	937,000
Sales and marketing expenses
Compensation costs
Compensation cost recognized	655,000	4,811,000	2,179,000
General and administrative expenses
Compensation costs
Compensation cost recognized	$ 4,062,000	$ 7,934,000	$ 1,907,000